Parent entity information - Statement of financial position (Detail) - AUD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of parent entity information [line items]
Total current assets	$ 29,391,000	$ 10,653,000
Total assets	58,088,000	23,063,000
Total current liabilities	8,327,000	5,067,000
Total liabilities	20,237,000	8,938,000
Equity
Contributed equity	80,290,062	48,781,214
Other contributed equity	464,000	464,000
Reserves	1,301,000	1,066,000
Accumulated losses	(44,204,000)	(36,186,000)
Total equity	37,851,000	14,125,000	$ 14,195,000	$ 19,242,000
Parent [member]
Disclosure of parent entity information [line items]
Total current assets	25,042,000	9,703,000
Total assets	47,044,000	22,113,000
Total current liabilities	3,177,000	1,522,000
Total liabilities	15,032,000	5,393,000
Equity
Contributed equity	80,290,000	48,781,000
Other contributed equity	464,000	464,000
Reserves	1,754,000	1,521,000
Accumulated losses	(50,496,000)	(34,046,000)
Total equity	$ 32,012,000	$ 16,720,000